Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 987	$ 563	$ 318
Additions to deferred contract acquisition costs	1,188	618	343
Amortization of deferred contract acquisition costs	(374)	(194)	(98)
Ending balance	1,801	987	563
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	487	264	143
Deferred contract acquisition costs, noncurrent	1,314	723	420
Total deferred contract acquisition costs	$ 1,801	$ 987	$ 563